SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Discounted Future Net Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION [Abstract]
Future cash inflows	$ 36,124	$ 39,729	[1]
Production	14,135	14,827	[1]
Development	657	960	[1]
Income taxes	7,253	8,140	[1]
Future net cash flows	14,079	15,802	[1]
10% discount factor	(5,743)	(6,423)	[1]
Standardized measure of discounted future net cash flows	8,336	9,379	[1]
Estimated fututre development costs	$ 657	$ 960	[1]

[1]	Information at December 31, 2012 represents the Three Forks Inc. predecessor historical information of Five Jab Inc.